Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Detail) - Condensed Consolidating Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 8,416		$ 33,624		$ 1,499	$ 1,203
Accounts receivable, net	144,041		38,638
Other receivables	40		33
Prepaid expenses	4,487		2,175
Deferred tax assets	1,640		68
Other current assets	1,173		42
Total current assets	159,797		74,580
Property, equipment and leasehold improvements, net	8,918		4,870
Goodwill	300,260		90,582		32,395
Intangible assets, net	146,168		66,914
Deferred tax assets, noncurrent			7,669
Deferred financing costs, net	11,458		4,176
Other assets	438		271
Total assets	627,039		249,062
Current liabilities:
Accounts payable	42,642		19,999
Accrued expenses	28,410		9,414
Accrued interest expense	10,247
Deferred revenue	1,332		272
Current portion of subordinated unsecured notes payable	1,932		2,312
Current portion of contingent earnout obligation	91		2,478
Other current liabilities	5,459		3,105
Total current liabilities	90,113		37,580
Senior unsecured notes payable	250,000
Senior revolving credit facility and working capital facilities	44,063		4,998
Long-term subordinated unsecured notes payable, less current portion	717		2,546
Long-term contingent earnout obligation, less current portion	86		2,032
Deferred tax liability, noncurrent	2,159
Other long-term liabilities	1,977		1,666
Total liabilities	389,115		48,822
Stockholders’ equity (1)	237,924	[1]	200,240	[1]	20,400	20,523
Total liabilities and stockholders' equity	627,039		249,062
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	6,044		31,192
Accounts receivable, net	44,690		19,271
Other receivables	26		48
Prepaid expenses	2,694		1,586
Deferred tax assets	1,373		14
Other current assets	14		42
Total current assets	54,841		52,153
Property, equipment and leasehold improvements, net	7,745		4,712
Goodwill	240,252		67,676
Intangible assets, net	84,833		50,844
Deferred tax assets, noncurrent			5,448
Other assets	438		271
Total assets	388,109		181,104
Current liabilities:
Accounts payable	16,728		14,376
Accrued expenses	4,272		4,907
Deferred revenue	192		159
Current portion of subordinated unsecured notes payable	1,932		2,312
Current portion of contingent earnout obligation	91		2,478
Other current liabilities	2,925		1,344
Total current liabilities	26,140		25,576
Long-term subordinated unsecured notes payable, less current portion	717		2,546
Long-term contingent earnout obligation, less current portion	86		2,032
Deferred tax liability, noncurrent	4,072
Other long-term liabilities	1,691		1,666
Total liabilities	32,706		31,820
Stockholders’ equity (1)	355,403	[1]	149,284	[1]
Total liabilities and stockholders' equity	388,109		181,104
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	2,372		2,432
Accounts receivable, net	99,351		19,367
Other receivables	14		(15)
Prepaid expenses	1,793		589
Deferred tax assets	267		54
Other current assets	1,159
Total current assets	104,956		22,427
Property, equipment and leasehold improvements, net	1,173		158
Goodwill	60,008		22,906
Intangible assets, net	61,335		16,070
Deferred tax assets, noncurrent	1,913		2,221
Total assets	229,385		63,782
Current liabilities:
Accounts payable	25,914		5,623
Accrued expenses	24,138		4,507
Accrued interest expense	3,236		1,079
Deferred revenue	1,140		113
Other current liabilities	2,534		1,761
Total current liabilities	56,962		13,083
Senior revolving credit facility and working capital facilities	39,063		4,998
Other long-term liabilities	286
Total liabilities	96,311		18,081
Stockholders’ equity (1)	133,074	[1]	45,701	[1]
Total liabilities and stockholders' equity	229,385		63,782
Parent Company [Member]
Current assets:
Deferred financing costs, net	11,458		4,176
Total assets	11,458		4,176
Current liabilities:
Accrued interest expense	7,011		(1,079)
Total current liabilities	7,011		(1,079)
Senior unsecured notes payable	250,000
Senior revolving credit facility and working capital facilities	5,000
Total liabilities	262,011		(1,079)
Stockholders’ equity (1)	(250,553)	[1]	5,255	[1]
Total liabilities and stockholders' equity	11,458		4,176
Consolidation And Elimination Entries [Member]
Current assets:
Deferred tax assets, noncurrent	(1,913)
Total assets	(1,913)
Current liabilities:
Deferred tax liability, noncurrent	(1,913)
Total liabilities	(1,913)
Stockholders’ equity (1)		[1]		[1]
Total liabilities and stockholders' equity	$ (1,913)

[1]	Includes intercompany investments in subsidiaries.